Borrowed Funds (Details Textual) $ in Millions	Dec. 31, 2016 USD ($)
Federal Reserve Bank Advances [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 30.3
Secured Line of Credit [Member]
Long-term Line of Credit	2.0
Secured Line of Credit [Member] | Federal Home Loan Bank of Atlanta [Member]
Line of Credit Facility, Maximum Borrowing Capacity	53.3
Unsecured Line of Credit [Member]
Long-term Line of Credit	$ 9.0